Commitments and Contingencies (Details) - USD ($)			1 Months Ended									9 Months Ended
	Oct. 18, 2017	Apr. 08, 2016	Jul. 21, 2021	Jan. 18, 2021	Apr. 28, 2020	Mar. 27, 2019	Apr. 25, 2018	Oct. 18, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Sep. 30, 2021	Dec. 31, 2020	Oct. 06, 2020	Jun. 30, 2020	Jan. 13, 2020	Nov. 19, 2019
Commitments and Contingencies (Details) [Line Items]
Annual base salary			$ 240,000
Common shares per share (in Dollars per share)												$ 0.04		$ 0.008		$ 0.04	$ 0.05
Bonus to officers and an employee				$ 330,000	$ 280,000
Accrued compensation												During the early stages of the pandemic, the Company and certain employees/contractors agreed to a 20-30% deferral of their base compensation. At a later date, the Company offered to convert this deferred amount to equity of the Company. For those that rejected this offer, there were no assurances that the 20-30% temporary reduction would be paid in cash.
Base salary, percentage			50.00%									50.00%
Exercise price per share (in Dollars per share)									$ 0.85
Employment Agreements [Member] | Mr. Scott Silverman [Member]
Commitments and Contingencies (Details) [Line Items]
Description of employment agreement	As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits: ●An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward. ●After the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company. ●Annual cash performance bonus opportunity as determined by the Board. ●An option to acquire 3,000,000 common shares of the Company, with a strike price of $0.31 per unit. These options vested pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $0.85 per common unit contingent upon the achievement of certain performance objectives. ●Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.							As consideration for these services, the employment agreement provides Mr. Silverman with the following compensation and benefits: ● An annual base salary of $300,000, with a 10% increase on each anniversary date contingent upon achieving certain performance objectives as set by the Board. Until the Company raises $1,000,000 in debt or equity financing after entering into this agreement, Mr. Silverman will receive ½ of the base salary on a monthly basis with the other ½ being deferred. Upon the financing being raised, Mr. Silverman will receive the deferred portion of his compensation and his base salary will be paid in full moving forward. ● After the first $500,000 of equity investments is raised by the Company, after entering into this employment agreement, Mr. Silverman will receive a capital raise success bonus of 5% of all equity capital raised from investors/lenders introduced by him to the Company. ● Annual cash performance bonus opportunity as determined by the Board. ●An option to acquire 3,000,000 common shares of the Company, with a strike price of $0.31 per unit. These options will vest pro rata on a monthly basis for the term of the employment agreement. On each anniversary, Mr. Silverman will be eligible to be granted a minimum of 500,000 stock options of the Company at a strike price of $0.85 per common unit contingent upon the achievement of certain performance objectives. ●Certain other employee benefits and perquisites, including reimbursement of necessary and reasonable travel and participation in retirement and welfare benefits.
Annual base salary	$ 300,000							$ 300,000
Strike price (in Dollars per share)								$ 0.31
Stock options granted minimum (in Shares)								500,000
Financing received							$ 1,240,000
Percentage of bonus provision							5.00%
Common shares per share (in Dollars per share)												$ 0.85	$ 0.85
Unpaid commissions and damages															$ 10,000
Term of base salary												1 year
Employment Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary						$ 240,000
Licensing Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Non-refundable license fee		$ 10,000										$ 10,000
Percentage of royalty payments on net sales		5.00%										5.00%
Subscription Agreements [Member]
Commitments and Contingencies (Details) [Line Items]
Common shares per share (in Dollars per share)									$ 0.85	$ 0.77
Anti-dilution rights on common stock sales (in Shares)									1,175,902	3,880,480	2,425,300
Subsequent investments based upon enterprise value											$ 2,000,000
Subscription Agreements [Member] | Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Common shares per share (in Dollars per share)									$ 0.85	$ 0.77